Subsequent events (Details) - Subsequent event [member] - Jinhua Hailiang Foreign Language School ¥ in Thousands	Jul. 15, 2020 CNY (¥) item
Subsequent Events [Line Items]
Percentage of acquire sponsorship	100.00%
Consideration paid (received) | ¥	¥ 34,000
Number of students | item	900